Cash, Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2025
Cash, Cash Equivalents and Restricted Cash [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
3.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)
Cash on hand	$584,556	$541,937
Cash in bank	22,867,712	21,394,485
Subtotal	23,452,268	21,936,422
Restricted cash – current	7,059	27,642
Restricted cash – non-current	1,517,155	1,432,738
Cash, cash equivalents, and restricted cash	$24,976,482	$23,396,802